RELATED PARTY TRANSACTIONS	9 Months Ended	12 Months Ended
	Feb. 28, 2022	May 31, 2021
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]

Note 20 – Related Party Transactions

As of February 28, 2022 and May 31, 2021, the Company had accrued salary due to Michael Abrams, a former officer of the Company prior to his September 1, 2015 termination, in the amount of $16,250.

NOTE 20 – RELATED PARTY TRANSACTIONS

As of May 31, 2021 and 2010, the Company had accrued salary due to Michael Abrams, a former officer of the Company prior to his September 1, 2015 termination, in the amount of $16,250.

On July 31, 2018, the Company granted Ben Sillitoe, the former Chief Executive Officer of CLS Nevada, Inc. a one-time signing bonus of 500,000 shares of restricted common stock, which became fully vested one year from the effective date of his employment agreement. These shares were valued at $355,000 and were amortized over the vesting period. As of May 31, 2021 and 2020, $0 and $29,583 had been charged to operations, respectively. On July 22, 2019, the Company issued these shares to Mr. Ben Sillitoe.

On July 31, 2018, the Company granted Mr. Don Decatur, the former Chief Operating Officer of CLS Nevada, Inc. a one-time signing bonus of 50,000 shares of restricted common stock, which became fully vested one year from the effective date of his employment agreement. These shares were valued at $35,000 and were amortized over the vesting period. As of May 31, 2021 and 2020, $0 and $2,958 had been charged to operations, respectively. On July 22, 2019, the Company issued these shares to Mr. Decatur.

On each of February 5, 2021 and May 19, 2021, the Company issued 250,000 shares of common stock to Andrew Glashow, the Company’s President and Chief Operating Officer (a total of 500,000 shares) pursuant to an employment agreement. The fair value of these shares in the amount of $215,500 was amortized over the vesting period, resulting in charges to operations in the amounts of $26,938 during the year ended May 31, 2019; $107,751 during the year ended May 31, 2020; and $80,811 during the year ended May 31, 2021.